GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General And Administrative Expense [Line Items]
General and administrative expenses	$ 11,481	$ 7,506	$ 8,025
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	4,903	3,880	3,311
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	1,415	1,231	1,054
Professional services
General And Administrative Expense [Line Items]
General and administrative expenses	3,778	1,461	2,246
Office related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	585	547	567
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 800	$ 387	$ 847